Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Boston Financial
Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 881-9358

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DE-
POSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY
BANK, AND THE SHARES ARE NOT FED-
ERALLY INSURED BY THE FEDERAL DE-
POSIT INSURANCE CORPORATION, BANK
INSURANCE FUND, FEDERAL RESERVE
BOARD, OR ANY OTHER GOVERNMENTAL
AGENCY. AN INVESTMENT IN A FUND
IS SUBJECT TO RISK OF PRINCIPAL.

US EXITIS SA01


                             [LOGO] EXCELSIOR FUNDS

                              Institutional Shares

                                  EQUITY FUND
                               MID CAP VALUE FUND
                              OPTIMUM GROWTH FUND
                                  INCOME FUND
                             TOTAL RETURN BOND FUND
                           INTERNATIONAL EQUITY FUND
                                HIGH YIELD FUND


                               Semi-Annual Report
                               September 30, 2001

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

Equity Fund




   Shares                                                             Value
 -----------                                                      --------------

 COMMON STOCKS -- 98.45%
             CAPITAL GOODS -- 11.11%
    29,711   Danaher Corp. .....................................   $ 1,401,765
   111,513   General Electric Co. ..............................     4,148,284
    45,233   Goodrich Corp. ....................................       881,139
    19,347   Illinois Tool Works, Inc. .........................     1,046,866
    52,368   Tyco International Ltd. ...........................     2,382,744
    30,870   W.W. Grainger, Inc. ...............................     1,199,299
                                                                   -----------
                                                                    11,060,097
                                                                   -----------
             COMMUNICATION SERVICES -- 4.03%
    56,151   +Nextel Communications, Inc., Class A..............       482,337
    40,676   SBC Communications, Inc. ..........................     1,916,653
    29,794   Verizon Communications, Inc. ......................     1,612,153
                                                                   -----------
                                                                     4,011,143
                                                                   -----------
             CONSUMER CYCLICAL -- 11.07%
    86,370   +AOL Time Warner, Inc. ............................     2,858,847
    45,312   +Edison Schools, Inc. .............................       684,211
    48,268   Ford Motor Co. ....................................       837,450
    63,459   Home Depot, Inc. ..................................     2,434,922
    65,943   +Liberty Media Corp., Class A......................       837,476
    68,134   Wal-Mart Stores, Inc. .............................     3,372,633
                                                                   -----------
                                                                    11,025,539
                                                                   -----------
             CONSUMER STAPLES -- 11.13%
    43,317   Coca-Cola Co. .....................................     2,029,401
    50,155   General Mills, Inc. ...............................     2,282,052
    64,321   Gillette Co. ......................................     1,916,766
   105,035   Sysco Corp. .......................................     2,682,594
    63,072   +Viacom, Inc., Class B.............................     2,175,984
                                                                   -----------
                                                                    11,086,797
                                                                   -----------
             ENERGY -- 8.94%
    31,228   Anadarko Petroleum Corp. ..........................     1,501,442
    41,391   BP plc, ADR........................................     2,035,195
    82,358   Exxon Mobil Corp. .................................     3,244,905
    27,247   +Nabors Industries, Inc. ..........................       571,370
    28,653   Phillips Petroleum Co. ............................     1,545,543
                                                                   -----------
                                                                     8,898,455
                                                                   -----------
             FINANCIAL  --  19.45%
    58,547   Allstate Corp. ....................................     2,186,730
    46,881   American International Group.......................     3,656,718
    21,729   Capital One Financial Corp. .......................     1,000,186
    79,462   Citigroup, Inc. ...................................     3,218,211
    32,975   Goldman Sachs Group, Inc. .........................     2,352,766
    34,916   Hartford Financial Services Group..................     2,050,966
   109,631   U.S. Bancorp.......................................     2,431,616
    55,532   Wells Fargo & Co. .................................     2,468,397
                                                                   -----------
                                                                    19,365,590
                                                                   -----------

   Shares                                                             Value
 -----------                                                      --------------

 COMMON STOCKS -- (continued)
             HEALTH CARE  --  17.30%
    11,503   +Amgen, Inc. ......................................   $   676,031
    11,560   Applied Biosystems Group--Applera Corp. ...........       282,064
    51,025   Bristol-Myers Squibb Co. ..........................     2,834,949
    11,065   +Genentech, Inc. ..................................       486,860
    11,476   +Human Genome Sciences, Inc. ......................       354,035
    53,859   Johnson & Johnson Co. .............................     2,983,789
    31,611   Medtronic, Inc. ...................................     1,375,078
    32,181   Merck & Co., Inc. .................................     2,143,255
   109,370   Pfizer, Inc. ......................................     4,385,737
    38,411   Pharmacia Corp. ...................................     1,557,950
     5,429   +Zimmer Holdings, Inc. ............................       150,655
                                                                   -----------
                                                                    17,230,403
                                                                   -----------
             TECHNOLOGY  --  13.14%
    15,433   +Analog Devices, Inc. .............................       504,659
   110,500   +Cisco Systems, Inc. ..............................     1,344,785
    33,714   +EMC Corp. ........................................       396,140
    75,309   Intel Corp. .......................................     1,538,563
    25,712   International Business Machines Corp. .............     2,373,218
    62,551   +Microsoft Corp. ..................................     3,200,735
    64,977   Nokia Oyj, Class A, ADR............................     1,016,890
    64,250   +Oracle Corp. .....................................       808,265
     9,732   +Qualcomm, Inc. ...................................       462,562
    37,256   +Sun Microsystems, Inc. ...........................       307,735
    38,976   Texas Instruments, Inc. ...........................       973,620
     8,220   +Veritas Software Corp. ...........................       151,495
                                                                   -----------
                                                                    13,078,667
                                                                   -----------
             UTILITIES  --  2.28%
    38,733   AES Corp. .........................................       496,557
    36,898   Enron Corp. .......................................     1,004,733
    17,307   Exelon Corp. ......................................       771,892
                                                                   -----------
                                                                     2,273,182
                                                                   -----------

   TOTAL COMMON STOCKS (Cost
$113,349,507)...............   98,029,873
                              -----------
TOTAL INVESTMENTS
 (Cost
 $113,349,507*)......  98.45% $98,029,873
       OTHER ASSETS &   1.55
LIABILITIES (NET)....           1,544,428
                      ------  -----------
NET ASSETS........... 100.00% $99,574,301
                      ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt
                       See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

Mid Cap Value Fund




 Shares                                                                 Value
 -------                                                             -----------
 COMMON STOCKS -- 95.02%
         CAPITAL GOODS -- 12.98%
  65,000 Goodrich Corp.............................................  $ 1,266,200
  95,000 Pittston Brink's Group....................................    1,719,500
  33,000 +Sealed Air Corp. ........................................    1,204,170
  90,000 Tredegar Corp.............................................    1,530,000
  55,000 York International Corp...................................    1,575,200
                                                                     -----------
                                                                       7,295,070
                                                                     -----------
         COMMUNICATION SERVICES -- 0.09%
     130 +WorldCom, Inc. -- MCI Group..............................        1,979
   3,268 +WorldCom, Inc. -- WorldCom Group.........................       49,085
                                                                     -----------
                                                                          51,064
                                                                     -----------
         CONSUMER CYCLICAL -- 31.15%
  80,000 +Adelphia Communications, Class A.........................    1,776,000
  55,000 Black & Decker Corp.......................................    1,716,000
  41,000 Blyth, Inc................................................      815,490
  50,000 Centex Corp...............................................    1,686,500
  60,000 +Duane Reade, Inc.........................................    1,800,000
  54,000 Polaris Industries, Inc...................................    2,072,520
  90,000 Sherwin-Williams Co.......................................    1,999,800
  70,000 TJX Companies, Inc........................................    2,303,000
  90,000 +USA Networks, Inc........................................    1,618,200
  65,000 +Zale Corp................................................    1,721,200
                                                                     -----------
                                                                      17,508,710
                                                                     -----------
         CONSUMER STAPLES -- 3.59%
  32,000 +Suiza Foods Corp.........................................    2,020,480
                                                                     -----------
         ENERGY -- 7.26%
  35,000 Noble Affiliates, Inc.....................................    1,084,650
  56,000 Occidental Petroleum Corp.................................    1,363,040
 100,000 Ocean Energy, Inc.........................................    1,630,000
                                                                     -----------
                                                                       4,077,690
                                                                     -----------
         FINANCIAL -- 12.27%
  35,000 Lehman Brothers Holdings, Inc.............................    1,989,750
  45,000 +Phoenix Companies, Inc...................................      650,250
  90,000 Sovereign Bancorp, Inc. ..................................      855,000
  22,000 USA Education, Inc. ......................................    1,824,020
  20,000 XL Capital Ltd., Class A..................................    1,580,000
                                                                     -----------
                                                                       6,899,020
                                                                     -----------
         HEALTH CARE -- 2.23%
  50,000 IMS Health, Inc...........................................    1,252,500
                                                                     -----------
         INDUSTRIAL/BASIC -- 1.23%
  40,000 +United Rentals, Inc......................................      693,600
                                                                     -----------

Shares                                           Value
------                                         -----------
COMMON STOCKS -- (continued)
        RAW/INTERMEDIATE MATERIALS -- 7.81%
90,000  Aracruz Celulose SA, ADR.............. $ 1,336,500
55,000  Georgia-Pacific Group.................   1,583,450
90,000  Nova Chemicals Corp...................   1,469,700
                                               -----------
                                                 4,389,650
                                               -----------
        TECHNOLOGY -- 10.95%
70,000  +BMC Software, Inc.                        889,000
70,000  Harris Corp...........................   2,227,400
50,000  +Hughes Electronics Corp., Class H....     666,500
45,000  +National Semiconductor Corp. ........     992,250
75,000  +Vishay Intertechnology, Inc..........   1,380,000
                                               -----------
                                                 6,155,150
                                               -----------
        UTILITIES -- 5.46%
40,000  Public Service Enterprise Group, Inc..   1,702,000
50,000  Williams Cos., Inc. ..................   1,365,000
                                               -----------
                                                 3,067,000
                                               -----------
        Total Common Stocks
         (Cost $54,160,230)...................  53,409,934
                                               -----------

 Principal
   Amount
 ----------
 REPURCHASE AGREEMENTS -- 7.80%
 $4,382,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
             dated 09/28/01, due 10/01/01, to be repurchased at
             $4,383,041 (Cost $4,382,000).........................    4,382,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $58,542,230*)....................................... 102.82% $57,791,934
OTHER ASSETS AND LIABILITIES (NET).........................  (2.82)  (1,586,524)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $56,205,410
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
ADR -- American Depositary Receipt
                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

Optimum Growth Fund




 Shares                                                                 Value
 ------                                                              -----------
 COMMON STOCKS -- 93.40%
        CAPITAL GOODS -- 5.90%
 67,800 General Electric Co. ......................................  $ 2,522,160
                                                                     -----------
        CONSUMER CYCLICAL -- 20.29%
 66,800 +AOL Time Warner, Inc. ....................................    2,211,080
  2,900 +Best Buy Co., Inc. .......................................      131,805
 25,000 +Clear Channel Communications..............................      993,750
  5,000 Family Dollar Stores.......................................      137,600
 33,700 Harley-Davidson, Inc. .....................................    1,364,850
 61,500 Home Depot, Inc. ..........................................    2,359,755
 11,000 Omnicom Group..............................................      713,900
 15,400 Wal-Mart Stores, Inc. .....................................      762,300
                                                                     -----------
                                                                       8,675,040
                                                                     -----------
        CONSUMER STAPLES -- 2.46%
  2,200 Coca-Cola Co. .............................................      103,070
 15,000 CVS Corp. .................................................      498,000
  3,000 McCormick & Co., Inc. .....................................      137,400
  3,500 Pepsi Bottling Group, Inc. ................................      161,245
  6,000 Sysco Corp. ...............................................      153,240
                                                                     -----------
                                                                       1,052,955
                                                                     -----------
        ENERGY -- 0.59%
  5,000 Mitchell Energy & Development Corp., Class A...............      250,600
                                                                     -----------
        FINANCIAL -- 13.46%
 30,750 American International Group...............................    2,398,500
 60,000 Citigroup, Inc. ...........................................    2,430,000
 20,000 Morgan Stanley Dean Witter & Co. ..........................      927,000
                                                                     -----------
                                                                       5,755,500
                                                                     -----------
        HEALTH CARE -- 26.84%
  4,000 Abbott Laboratories........................................      207,400
  2,500 +AdvancePCS................................................      179,350
  8,900 American Home Products Corp. ..............................      518,425
  2,300 +AmerisourceBergen Corp. ..................................      163,185
  8,000 +Amgen, Inc. ..............................................      470,160
 13,500 Applied Biosystems Group -- Applera Corp. .................      329,400
  7,000 Bristol-Myers Squibb Co. ..................................      388,920
  3,000 Cardinal Health, Inc. .....................................      221,850
  7,000 +Community Health Systems, Inc. ...........................      208,180
  4,400 Eli Lilly & Co. ...........................................      355,080
  3,000 +Forest Laboratories.......................................      216,420
 19,300 +Genentech, Inc. ..........................................      849,200
 13,000 Johnson & Johnson Co. .....................................      720,200
  5,000 +King Pharmaceuticals, Inc. ...............................      209,750
  6,000 +Lincare Holdings, Inc. ...................................      158,640
 57,210 Medtronic, Inc. ...........................................    2,488,635
  8,400 Merck & Co., Inc. .........................................      559,440
 65,000 Pfizer, Inc. ..............................................    2,606,500
  5,000 Pharmacia Corp. ...........................................      202,800
 11,400 Schering-Plough Corp. .....................................      422,940
                                                                     -----------
                                                                      11,476,475
                                                                     -----------

Shares                                               Value
------                                            -----------
COMMON STOCKS -- (continued)
        TECHNOLOGY -- 22.42%
 7,800  +Altera Corp. ...........................   $ 127,764
 5,500  +Analog Devices, Inc. ...................     179,850
19,000  +BEA Systems, Inc. ......................     182,020
13,700  +Brocade Communications System...........     192,074
10,900  +Ceridian Corp. .........................     158,050
79,200  +Cisco Systems, Inc. ....................     963,864
 7,600  Computer Associates International, Inc. .     195,624
23,200  +Dell Computer Corp. ....................     429,896
71,300  +EMC Corp. ..............................     837,775
42,000  Intel Corp. .............................     858,060
 8,200  International Business Machines Corp. ...     756,860
 3,700  Linear Technology Corp. .................     121,323
 3,200  +Maxim Integrated Products...............     111,520
23,000  +Microsoft Corp. ........................   1,176,910
 6,300  +National Semiconductor Corp. ...........     138,915
64,000  Nokia Oyj, ADR...........................   1,001,600
 5,700  +Qualcomm, Inc. .........................     270,921
32,500  +Solectron Corp. ........................     378,625
60,000  +Sun Microsystems, Inc. .................     495,600
21,000  Texas Instruments, Inc. .................     524,580
11,600  +VeriSign, Inc. .........................     485,924
                                                  -----------
                                                    9,587,755
                                                  -----------
        UTILITIES -- 1.44%
14,000  +AES Corp. ..............................     179,480
16,000  Enron Corp. .............................     435,680
                                                  -----------
                                                      615,160
                                                  -----------
        Total Common Stocks
         (Cost $40,599,813)......................  39,935,645
                                                  -----------

 Principal
   Amount
 ----------
 REPURCHASE AGREEMENTS -- 7.02%
 $3,005,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85% ,
             dated 09/28/01, due 10/01/01, to be repurchased at
             $3,005,714  (Cost $3,005,000).......................     3,005,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $43,604,813*)....................................... 100.42% $42,940,645
OTHER ASSETS AND LIABILITIES (NET).........................  (0.42)    (181,170)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $42,759,475
                                                            ======  ===========

--------
*Aggregate cost for Federal tax and book purposes.
+Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
ADR--American Depositary Receipt
                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

Income Fund




  Principal                                         Coupon Maturity
   Amount                                            Rate    Date      Value
 -----------                                        ------ -------- ------------
 ASSET BACKED SECURITIES -- 2.48%
 $ 2,600,000 CIT RV Trust,
              1999-A A4
              (Cost $2,551,591)..................   6.16%  06/15/13 $  2,691,598
                                                                    ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.83%
   1,701,723 DLJ Commercial Mortgage Corp., 2000-
              CF1 A1A............................    7.45  08/10/09    1,854,049
   1,372,546 Government National Motgage
              Association, 1999-19 A.............    6.50  08/16/25    1,427,241
   1,590,561 Merrill Lynch Mortgage Investors,
              Inc., 1995-C2 C....................    7.48  06/15/21    1,646,345
   1,700,676 Morgan Stanley Dean Witter Capital
              I, 2000-LIFE A1....................    7.42  11/15/08    1,853,117
   2,475,000 Nomura Asset Securities Corp., 1995-
              MD3 A1B............................    8.15  03/04/20    2,708,714
   1,556,601 Nomura Asset Securities Corp., 1998-
              D6 A1A.............................    6.28  03/17/28    1,634,276
   1,115,000 Salomon Brothers Mortgage Securities
              VII, 2000-C1 A2....................    7.52  12/18/09    1,234,684
   1,485,000 Salomon Brothers Mortgage Securities
              VII, 2001-C1 A3....................    6.43  12/18/35    1,545,956
                                                                    ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $13,222,450)                                      13,904,382
                                                                    ------------
 CORPORATE BONDS -- 25.91%
   2,400,000 +American Airlines, Inc. ...........    6.98  05/23/21    2,372,343
   4,000,000 Bank of America Corp. ..............    7.13  09/15/06    4,365,176
   1,705,000 British Telecommunications plc, Step
              Bond...............................    8.38  12/15/10    1,888,992
   1,290,000 DaimlerChrysler NA Holding Corp. ...    6.40  05/15/06    1,305,316
   5,000,000 Ford Motor Credit Co. ..............    6.88  02/01/06    5,148,685
   1,390,000 +France Telecom, Step Bond..........    7.20  03/01/06    1,471,107
   1,455,000 General Motors Corp. ...............    6.25  05/01/05    1,489,556

 Principal                                        Coupon Maturity
   Amount                                          Rate    Date      Value
 ----------                                       ------ -------- ------------
 CORPORATE BONDS -- (continued)
 $  395,000 IOS Capital, Inc. ..................   9.75% 06/15/04 $    407,484
    500,000 +K Mart Corp. ......................   9.88  06/15/08      454,360
  2,080,000 Lehman Brothers Holdings, Inc. .....   6.25  05/15/06    2,141,537
  1,782,000 Marsh & McLennan Cos., Inc. ........   6.63  06/15/04    1,891,147
  2,290,000 PHH Corp. MTN.......................   8.13  02/03/03    2,385,688
  1,500,000 +WCG Note Trust.....................   8.25  03/15/04    1,531,586
  1,185,000 WorldCom, Inc. (WorldCom Group).....   6.50  05/15/04    1,226,451
                                                                  ------------
            TOTAL CORPORATE BONDS
             (Cost $27,404,537)                                     28,079,428
                                                                  ------------
 U.S. GOVERNMENT &
  AGENCY OBLIGATIONS -- 53.98%
  1,540,000 Federal National
             Mortgage Association...............   5.25  06/15/06    1,602,783
            Federal National
             Mortgage Association
  2,644,637 Pool #251502........................   6.50  02/01/13    2,728,102
  1,757,902 Pool #253855........................   5.50  05/01/31    1,709,915
  1,613,893 Pool #443194........................   5.50  10/01/28    1,570,511
  2,743,112 Pool #452035........................   5.50  11/01/28    2,669,377
     11,033 Pool #454758........................   5.50  12/01/28       10,736
  1,691,687 Pool #561435........................   5.50  11/01/29    1,646,215
  2,337,083 Pool #562716........................   5.50  02/01/31    2,274,262
  1,815,290 Pool #578543........................   5.50  04/01/31    1,766,495
  2,378,798 Pool #579937........................   5.50  04/01/31    2,313,862
    429,394 Pool #580039........................   5.50  06/01/31      417,919
    997,464 Pool #586234........................   5.50  07/01/31      970,652
  1,750,000 September TBA.......................   5.50  09/01/31    1,702,787
            Government National
             Mortgage Association
  1,031,990 Pool #80205.........................   6.00  06/20/28    1,056,228
    690,582 Pool #80311.........................   6.50  08/20/29      697,700
    873,354 Pool #434772........................   9.00  06/15/30      926,166
    583,481 Pool #471660........................   7.50  03/15/28      609,015
  1,261,226 Pool #472028........................   6.50  05/15/28    1,291,328
  1,209,374 Pool #475847........................   6.50  06/15/28    1,238,238
  2,086,109 Pool #503711........................   7.00  05/15/29    2,162,162
  1,298,039 Pool #525556........................   8.00  01/15/30    1,363,851
    542,606 Pool #525945........................   9.00  07/15/30      575,417
  1,206,009 Pool #780086........................   8.50  11/15/17    1,304,814
  3,447,553 Pool #780548........................   8.50  12/15/17    3,730,001
  2,555,904 Pool #780865........................   9.50  11/15/17    2,840,078
  1,464,823 Pool #781036........................   8.00  10/15/17    1,566,636
  1,887,140 Pool #781084........................   9.00  12/15/17    2,063,555
  2,966,361 U.S. Treasury Inflation Index Note..   3.38  01/15/07    3,051,643
 18,360,000 U.S. Treasury STRIPS................   0.00  05/15/17    7,584,314

                       See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

Income Fund -- (continued)




  Principal                                       Coupon Maturity
   Amount                                          Rate    Date       Value
 -----------                                      ------ --------  ------------
 U.S. GOVERNMENT &
  AGENCY OBLIGATIONS -- (continued)
 $10,745,000 U.S. Treasury STRIPS...............   0.00  02/15/15  $  5,041,232
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $56,847,720).................................    58,485,994
                                                                   ------------
   Shares
 -----------
 SHORT-TERM INVESTMENTS -- 6.12%
 3,316,781   Dreyfus Government Cash
              Management Fund....................................     3,316,781
 3,316,780   Fidelity U.S. Treasury II Fund......................     3,316,780
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
              (Cost $6,633,561)..................................     6,633,561
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost $106,659,859*)..................................   101.32% $109,794,963
 OTHER ASSETS & LIABILITIES (NET).......................    (1.32)   (1,435,705)
                                                         --------  ------------
 NET ASSETS.............................................   100.00% $108,359,258
                                                         ========  ============

--------
* Aggregate cost for Federal Tax and book purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $5,829,396 or 5.38% of net assets.
MTN--Medium Term Note
plc--public limited company
Step Bond--Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2001. Maturity date is the ultimate maturity.
STRIPS--Separately Traded Registered Interest and Principle Securities
                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

Total Return Bond Fund




  Principal                                         Coupon Maturity
   Amount                                            Rate    Date      Value
  ---------                                         ------ -------- -----------
 ASSET BACKED SECURITIES -- 7.21%
 $ 6,580,000 AESOP Funding II, llc, 1997-1A A2+..    6.40% 10/20/03 $ 6,760,292
   9,690,000 California Infrastructure PG&E,
              1997-1 A8..........................    6.48  12/26/09  10,325,671
   5,380,000 MBNA Master Credit Card Trust,
              1999-J A...........................    7.00  02/15/12   5,948,410
                                                                    -----------
             TOTAL ASSET BACKED SECURITIES
              (Cost $21,707,611)..................................   23,034,373
                                                                    -----------
 CERTIFICATE OF DEPOSIT -- 2.31%
   7,035,000 Mercentile Safe & Deposit Trust
              (Cost $7,035,000)..................    6.10  05/17/04   7,376,338
                                                                    -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.04%
   4,225,000 Asset Securitization Corp., 1997-D4
              A4.................................    7.76  04/14/27   4,637,639
   5,486,161 DLJ Commercial Mortgage Corp., 2000-
              CF1 A1A............................    7.45  08/10/09   5,977,243
       4,509 LB Commercial Conduit Mortgage
              Trust, 1999-C1 A1..................    6.41  08/15/07       4,750
   4,635,000 Morgan Stanley Capital I, 1999-CAM1
              A3.................................    6.92  11/15/08   4,975,209
   3,227,159 Morgan Stanley Dean Witter Capital
              I, 2000-LIFE A1....................    7.42  11/15/08   3,516,427
   3,832,144 Mortgage Capital Funding, Inc.,
              1998-MC1 A1........................    6.42  03/18/30   4,026,485
   4,450,000 Mortgage Capital Funding, Inc.,
              1998-MC1 C.........................    6.95  03/18/30   4,708,324
   5,525,755 Nomura Asset Securities Corp., 1998-
              D6 A1A.............................    6.28  03/17/28   5,801,490
   4,330,000 Salomon Brothers Mortgage Securities
              VII, 2000-C1 A2....................    7.52  12/18/09   4,794,782
                                                                    -----------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $35,602,704)..................................   38,442,349
                                                                    -----------

  Principal                                        Coupon Maturity
   Amount                                           Rate    Date      Value
  ---------                                        ------ -------- ------------
 CORPORATE BONDS -- 36.09%
 $ 3,250,000 American Airlines, Inc.+...........    6.98% 05/23/21 $  3,212,548
   5,250,000 Bank One Corp......................    7.88  08/01/10    5,880,000
   5,800,000 Bristol-Myers Squibb Co............    5.75  10/01/11    5,845,872
   3,840,000 British Telecommunications plc,
              Step Bond.........................    8.38  12/15/10    4,254,386
   5,810,000 Citigroup, Inc. ...................    7.25  10/01/10    6,323,894
   5,685,000 Continental Cablevision............    8.63  08/15/03    6,126,969
   5,940,000 DaimlerChrysler NA Holding Corp.
              MTN...............................    6.38  04/08/04    6,238,366
   5,370,000 Duke Capital Corp. ................    7.25  10/01/04    5,766,037
   9,000,000 Ford Motor Credit Co...............    6.88  02/01/06    9,267,633
   4,402,000 Ford Motor Credit Co...............    5.80  01/12/09    4,126,875
   5,380,000 France Telecom, Step Bond+.........    7.20  03/01/06    5,693,923
   7,965,000 General Motors Acceptance Corp. ...    6.75  01/15/06    8,191,668
   5,180,000 Goldman Sachs Group, Inc...........    6.88  01/15/11    5,337,125
   5,210,000 Household Finance Corp.............    6.50  01/24/06    5,456,475
     490,000 IOS Capital, Inc. .................    9.75  06/15/04      505,486
   3,635,000 JP Morgan Chase & Co...............    7.50  02/01/03    3,819,433
   4,060,000 JP Morgan Chase & Co...............    6.75  02/01/11    4,232,550
   4,760,000 Lehman Brothers Holdings, Inc......    6.25  05/15/06    4,900,825
   7,020,000 Morgan Stanley Dean Witter & Co....    7.75  06/15/05    7,676,433
   6,000,000 PHH Corp. MTN......................    8.13  02/03/03    6,250,710
   6,000,000 WCG Note Trust+....................    8.25  03/15/04    6,126,342
                                                                   ------------
             TOTAL CORPORATE BONDS
              (Cost $110,874,648)...............                    115,233,550
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 41.77%
   5,750,000 Federal Home Loan Mortgage
              Corporation.......................    5.63  03/15/11    5,889,420
   4,900,000 Federal National
              Mortgage Association..............    5.50  02/15/06    5,154,217
   3,410,000 Federal National
              Mortgage Association..............    5.25  06/15/06    3,549,019

                       See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

Total Return Bond Fund -- (continued)




  Principal                                         Coupon Maturity
    Amount                                           Rate    Date      Value
  ---------                                         ------ -------- ------------
 U.S. GOVERNMENT &
  AGENCY OBLIGATIONS -- (continued)
              Federal National
               Mortgage Association
 $  6,685,000 October TBA.........................   5.50% 09/01/31 $  6,504,645
    1,774,298 Pool #253892........................   5.50  07/01/31    1,725,864
      465,538 Pool #254012........................   5.50  08/01/31      452,829
      846,760 Pool #254036........................   5.50  09/01/31      823,915
      243,098 Pool #450846........................   5.50  12/01/28      236,792
      331,109 Pool #485994........................   5.50  01/01/29      322,521
    3,042,833 Pool #572538........................   5.50  04/01/31    2,959,770
      919,778 Pool #573639........................   5.50  03/01/31      894,670
      497,234 Pool #577080........................   5.50  04/01/31      483,661
       37,764 Pool #577925........................   5.50  04/01/31       36,733
      190,372 Pool #585631........................   5.50  06/01/31      185,175
      928,460 Pool #586225........................   5.50  06/01/31      903,115
      689,591 Pool #589475........................   5.50  07/01/31      670,767
      313,902 Pool #599649........................   5.50  08/01/31      305,333
      946,171 Pool #602138........................   5.50  09/01/31      920,343
    6,685,668 Pool #604973........................   5.50  10/01/31    6,503,166
    1,622,680 Pool #606885........................   5.50  10/01/31    1,578,383
    4,004,839 Pool #608019........................   5.50  08/01/31    3,903,467
      650,100 Pool #608315........................   5.50  09/01/31      632,354
              Government National
               Mortgage Association
    1,783,958 Pool #80185.........................   6.00  04/20/28    1,826,276
    1,027,879 Pool #80205.........................   6.00  06/20/28    1,052,020
    2,215,618 Pool #80311.........................   6.50  08/20/29    2,238,454
       21,607 Pool #356873........................   6.50  05/15/23       22,032
      881,369 Pool #479087........................   8.00  01/15/30      925,566
    6,592,028 Pool #479088........................   8.00  01/15/30    6,922,592
    9,865,000 U.S. Treasury Bond..................   7.25  05/15/16   11,859,506
   18,094,070 U.S. Treasury Inflation Index Note..   3.38  01/15/07   18,614,274
  101,100,000 U.S. Treasury STRIPS................   0.00  05/15/17   41,763,298
    7,500,000 U.S. Treasury STRIPS................   0.00  02/15/15    3,518,775
                                                                    ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost $130,288,751)                                   133,378,952
                                                                    ------------

    Shares                                       Value
    ------                                    ------------
 SHORT-TERM INVESTMENTS -- 8.18%
   13,622,153 Dreyfus Government Cash
               Management Fund...........     $ 13,622,153
   12,487,058 Fidelity U.S. Treasury II
               Fund......................       12,487,058
                                              ------------
              TOTAL SHORT-TERM INVESTMENTS
               (Cost $26,109,211)               26,109,211
                                              ------------

TOTAL INVESTMENTS -- 107.60%
 (Cost $331,617,925*)..................................... 107.60% $343,574,773
OTHER ASSETS & LIABILITIES (NET)..........................  (7.60)  (24,268,055)
                                                           ------  ------------
NET ASSETS ............................................... 100.00% $319,306,718
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $21,793,105 or 6.83% of net assets.
MTN--Medium Term Note
Step Bond--Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2001. Maturity date is the ultimate maturity.
STRIPS--Separately Traded Registered Interest and Principle Securities
TBA--To Be Announced
                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

International Equity Fund




  Shares                                                                Value
 ---------                                                            ----------
 COMMON STOCKS -- 95.55%
           AUSTRALIA -- 2.85%
 1,359,800 ERG Ltd. ................................................  $  389,216
   193,900 Woolworths Ltd. .........................................   1,133,922
                                                                      ----------
                                                                       1,523,138
                                                                      ----------
           AUSTRIA -- 0.44%
     5,800 + EMTS Technologie AG....................................     233,220
                                                                      ----------
           BRAZIL -- 0.80%
    21,700 Petroleo Brasileiro S.A. ADR.............................     428,575
                                                                      ----------
           CANADA -- 1.38%
    77,667 Bombardier, Inc., Class B................................     570,322
    29,394 Nortel Networks Corp.....................................     164,675
                                                                      ----------
                                                                         734,997
                                                                      ----------
           CHILE -- 1.07%
    14,000 Vina Concha Y Toro S.A. ADR..............................     572,600
                                                                      ----------
           CHINA -- 2.36%
 1,128,200 +China Southern Airlines Co., Ltd., Class H..............     231,440
    27,100 Huaneng Power International, Inc. ADR....................     624,113
 1,342,000 Yanzhou Coal Mining Co., Ltd., Class H...................     404,346
                                                                      ----------
                                                                       1,259,899
                                                                      ----------
           FINLAND -- 3.49%
    51,300 Hartwall Oyj Abp.........................................     911,019
    56,000 Nokia Oyj................................................     915,436
    14,500 Sonera Oyj...............................................      39,351
                                                                      ----------
                                                                       1,865,806
                                                                      ----------
           FRANCE -- 15.72%
    70,650 Alstom...................................................   1,079,641
    14,200 Aventis S.A. ............................................   1,077,231
    63,280 Axa......................................................   1,248,822
    21,586 Carrefour S.A. ..........................................   1,039,928
    89,400 +Gemplus International S.A. .............................     199,471
    17,630 L'OREAL S.A. ............................................   1,215,412
    13,369 TotalFinaElf S.A. .......................................   1,795,834
    16,040 Vivendi Universal S.A. ..................................     742,798
                                                                      ----------
                                                                       8,399,137
                                                                      ----------
           GERMANY -- 6.25%
    13,400 Adidas-Salomon AG........................................     687,050
     6,960 Allianz AG...............................................   1,578,280
    19,800 Bayerische Hypo-und Vereinsbank AG.......................     566,200
     4,810 SAP AG...................................................     509,448
                                                                      ----------
                                                                       3,340,978
                                                                      ----------
           HONG KONG -- 1.09%
   409,000 Li & Fung Ltd. ..........................................     388,050
   360,000 Shangri-La Asia Ltd. ....................................     193,859
                                                                      ----------
                                                                         581,909
                                                                      ----------
           INDIA -- 1.32%
    31,650 Dr. Reddy's Laboratories ADR.............................     704,212
                                                                      ----------

 Shares                                                                 Value
 -------                                                             -----------
 COMMON STOCKS -- (continued)
         ITALY -- 3.62%
 127,050 ENI S.p.A. ...............................................  $ 1,577,051
  79,800 Saipem S.p.A. ............................................      359,736
                                                                     -----------
                                                                       1,936,787
                                                                     -----------
         JAPAN -- 17.41%
  18,800 Benesse Corp. ............................................      576,009
  51,500 Daiichi Pharmaceutical Co., Ltd. .........................    1,080,752
   9,800 Don Quijote Co., Ltd. ....................................      492,756
 110,000 Fuji Heavy Industries Ltd. ...............................      506,002
  64,000 Kao Corp. ................................................    1,576,765
  13,900 Nintendo Co., Ltd. .......................................    1,996,382
  74,000 Nomura Holdings, Inc. ....................................      967,162
     123 NTT Corp. ................................................      574,062
      40 NTT DoCoMo, Inc. .........................................      540,586
  52,900 Shionogi & Co., Ltd. .....................................      994,678
                                                                     -----------
                                                                       9,305,154
                                                                     -----------
         NETHERLANDS -- 2.85%
  22,376 Nutreco Holding N.V. .....................................      846,699
  30,461 Wolters Kluwer N.V. ......................................      675,212
                                                                     -----------
                                                                       1,521,911
                                                                     -----------
         PORTUGAL -- 3.16%
 441,000 +Banco Comercial Portugues S.A. ..........................    1,690,815
                                                                     -----------
         RUSSIA -- 0.80%
  11,380 Lukoil Co., ADR...........................................      426,973
                                                                     -----------
         SINGAPORE -- 2.36%
 588,000 Sembcorp Logistics Ltd. ..................................      599,185
 121,600 United Overseas Bank Ltd. ................................      660,870
                                                                     -----------
                                                                       1,260,055
                                                                     -----------
         SOUTH KOREA -- 1.88%
  29,490 Korea Zinc Co., Ltd. .....................................      281,501
   3,960 Samsung Electronics.......................................      423,368
  11,000 Samsung Fire & Marine Insurance Co., Ltd. ................      301,565
                                                                     -----------
                                                                       1,006,434
                                                                     -----------
         SPAIN -- 2.07%
  49,080 Banco Bilbao Vizcaya Argentaria S.A. .....................      505,078
  54,300 +Telefonica S.A. .........................................      600,335
                                                                     -----------
                                                                       1,105,413
                                                                     -----------
         SWEDEN -- 0.62%
  92,085 Telefonaktiebolaget LM Ericsson AB, Class B...............      333,194
                                                                     -----------
         SWITZERLAND -- 7.23%
     116 Lindt & Spruengli AG......................................      635,076
  27,460 Novartis AG (Registered)..................................    1,075,297
  16,700 Roche Holding AG..........................................    1,198,392
   4,665 Zurich Financial Services AG..............................      953,778
                                                                     -----------
                                                                       3,862,543
                                                                     -----------
         TAIWAN -- 0.60%
 417,000 Fubon Insurance Co. ......................................      321,420
                                                                     -----------

                       See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

International Equity Fund -- (continued)




   Shares                                                              Value
 ----------                                                         -----------
 COMMON STOCKS -- (continued)
            THAILAND -- 0.87%
     69,500 BEC World Public Co., Ltd. (Foreign).................   $   353,125
     80,500 Dhipaya Insurance Public Co., Ltd. (Foreign).........       111,303
                                                                    -----------
                                                                        464,428
                                                                    -----------
            UNITED KINGDOM -- 14.79%
    268,771 BAE Systems plc......................................     1,307,492
     66,951 GlaxoSmithKline plc..................................     1,889,239
    734,387 Invensys plc.........................................       377,765
     27,114 Pearson plc..........................................       290,502
    371,600 Serco Group plc......................................     1,597,461
    158,211 Shell Transport & Trading Co. plc....................     1,185,866
    569,333 Vodafone Group plc...................................     1,255,123
                                                                    -----------
                                                                      7,903,448
                                                                    -----------
            UNITED STATES -- 0.52%
      35200 +India Fund, Inc. ...................................       279,136
                                                                    -----------
            TOTAL COMMON STOCKS
             (Cost $70,760,512)..................................    51,062,182
                                                                    -----------
 Principal
   Amount
 ----------
 REPURCHASE AGREEMENT -- 3.54%
 $1,891,000 #Chase Securities, Inc., Repurchase Agreement, 2.85%,
             dated 9/28/01, due 10/1/01, to be repurchased at
             $1,891,449
             (Cost $1,891,000)...................................     1,891,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $73,017,512*).......................................  99.09% $52,953,182
OTHER ASSETS & LIABILITIES (NET)...........................   0.91      486,709
                                                            ------  -----------
NET ASSETS................................................. 100.00% $53,439,891
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+  Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
ADR--American Depositary Receipt
plc--public limited company

                                      % of
                                       Net       Market
       Sector Diversification        Assets       Value
 ----------------------------------- ------    -----------
 Financials.........................  16.66%   $ 8,905,293
 Health Care........................  15.01      8,019,801
 Raw/Intermediate Materials.........  12.09      6,459,882
 Capital Goods......................  10.18      5,440,835
 Telecommunication Services.........   8.71      4,655,982
 Consumer Staples...................   8.55      4,566,644
 Consumer Discretionary.............   6.66      3,562,045
 Technology.........................   4.56      2,439,779
 Consumer Cyclicals.................   3.86      2,061,637
 Industrials........................   3.80      2,030,006
 Transportation.....................   3.57      1,906,949
 Repurchase Agreement...............   3.54      1,891,000
 Utilities..........................   1.17        624,113
 Information Technology.............   0.73        389,216
                                     ------    -----------
 Total Investments..................  99.09%   $52,953,182
 Other Assets and Liabilities (Net).   0.91        486,709
                                     ------    -----------
 Net Assets......................... 100.00%   $53,439,891
                                     ======    ===========

                       See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

High Yield Fund




 Principal                                           Coupon  Maturity
   Amount                                             Rate     Date     Value
 ---------                                           ------  -------- ----------
 CORPORATE BONDS -- 82.58%
 $7,000,000      Air Canada Corp..................   10.25%  03/15/11 $3,010,000
    500,000     Alliance Atlantis Communications,
                 Inc..............................   13.00   12/15/09    505,000
  3,600,000   + Charter Communications Holdings
                 LLC..............................    9.63   11/15/09  3,420,000
  5,595,772     Continental Airlines, Inc.........    6.33   10/15/02  5,288,005
  5,500,000     Crown Cork & Seal Co., Inc........    6.75   04/15/03  3,080,000
  1,000,000     Elizabeth Arden, Inc., Series B...   11.75   02/01/11    940,000
  7,000,000     Finova Group, Inc.................    7.50   11/15/09  2,743,160
  5,000,000     Frontier Corp.....................    6.00   10/15/03  3,000,000
  1,000,000     Frontiervision Holdings L.P.,
                 Series B, Step Bond..............   11.88   09/15/07  1,005,000
  1,000,000     Frontiervision Holdings L.P.,
                 Series B, Step Bond..............   11.88   09/15/07  1,005,000
  1,000,000     Frontiervision Holdings L.P., Step
                 Bond.............................   11.88   09/15/07  1,005,000
  4,000,000     Gaylord Container Corp., Series B.    9.75   06/15/07  3,000,000
  6,380,000     Glencore Nickel Party Ltd.........    9.00   12/01/14  4,466,000
  1,000,000     Global Crossing Holding Ltd.......    9.13   11/15/06    430,000
  6,214,700     Global Crossing Holding Ltd., PIK.    0.00   12/01/08  1,242,940
  5,000,000     Golden Northwest Aluminum, Inc....   12.00   12/15/06  2,225,000
  7,000,000     GT Group Telecommunications, Inc.,
                 Step Bond........................    0.00   02/01/10  1,400,000
    250,000   + IMC Global, Inc...................   10.88   06/01/08    245,000
  2,000,000   + IMC Global, Inc...................   11.25   06/01/11  1,960,000
  3,000,000     IOS Capital, Inc..................    9.75   06/15/04  3,094,812
  1,605,000     Kaiser Aluminum & Chemical Co.,
                 Series B.........................   10.88   10/15/08  1,332,150
  3,000,000     Level 3 Communications, Inc.......   11.00   03/15/08  1,335,000
  3,500,000     Lodgian Financing Corp............   12.25   07/15/09    980,000
  3,000,000     Louisana Pacific Corp.............   10.88   11/15/08  2,760,000
  4,000,000     Madison River Capital LLC/Madison
                 River Financial Corp.............   13.25   03/01/10  2,440,000

 Principal                                         Coupon  Maturity
   Amount                                           Rate     Date      Value
 ---------                                         ------  -------- ------------
 CORPORATE BONDS -- (continued)
 $3,000,000     McLeodUSA, Inc..................   11.38%  01/01/09 $    870,000
  8,000,000     Metromedia Fiber Network, Inc...   10.00   12/15/09      960,000
  6,000,000     Metromedia Fiber Network, Inc.,
                 Series B.......................   10.00   11/15/08      720,000
  5,000,000   + Mikohn Gaming Corp..............   11.88   08/15/08    4,700,000
  4,000,000   + Mission Energy Holding Co.......   13.50   07/15/08    4,040,000
  6,000,000     Nextel Communications, Inc......    9.38   11/15/09    3,720,000
  5,500,000     Northwest Airlines, Inc.........    8.52   04/07/04    4,015,000
  3,500,000     NTL, Inc., Series B.............   10.00   02/15/07    1,662,500
  2,000,000     Orion Network Systems, Inc......   11.25   01/15/07      720,000
  5,250,000   + Ormet Corp......................   11.00   08/15/08    3,333,750
  1,397,000     Owens-Illinois, Inc.............    7.80   05/15/18      929,005
  3,000,000     Pegasus Satellite
                 Communications, Inc............   12.38   08/01/06    2,640,000
      4,500     Primedia, Inc., Series F........    9.20   11/01/09      180,000
  3,300,000     Radnor Holdings Corp., Series B.   10.00   12/01/03    2,475,000
  4,500,000     Rogers Wireless Communications,
                 Inc............................    9.63   05/01/11    4,320,000
  4,000,000     ShopKo Stores, Inc..............    6.50   08/15/03    3,590,000
  3,000,000     Star Choice Communications......   13.00   12/15/05    3,090,000
    700,000     Stena AB........................   10.50   12/15/05      654,500
  3,170,000     Stena AB........................    8.75   06/15/07    2,662,800
    500,000     Stone Container Corp............    9.75   02/01/11      505,000
    500,000   + Stone Container Finance.........   11.50   08/15/08      525,000
  1,000,000     Telewest Communications plc,
                 Step Bond .....................   11.00   10/01/07      635,000
  6,250,000     Williams Communications Group,
                 Inc............................   11.70   08/01/08    2,593,750
                                                                    ------------
                TOTAL CORPORATE BONDS
                 (Cost $117,609,542).............................   $101,453,372
                                                                    ------------

                       See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2001 (Unaudited)

High Yield Fund--(continued)




  Principal                                       Coupon Maturity
   Amount                                          Rate    Date       Value
  ---------                                       ------ --------  ------------
 U.S. GOVERNMENT &
  AGENCY OBLIGATIONS --  10.93%
 $13,433,000 Federal Home
              Loan Bank
              (Cost
              $13,433,000).....................    2.75% 10/01/01  $ 13,433,000
 Shares
 ------
 WARRANTS -- 0.09%
       7,000 GT Group Telecom, Inc., Class B,
              Expires 02/01/10 (Cost $175,000).                         105,000
                                                                   ------------
 TOTAL INVESTMENTS  (Cost $131,217,542*)........            93.60% $114,991,372
 OTHER ASSETS & LIABILITIES (NET)...............             6.40     7,859,156
                                                         --------  ------------
 NET ASSETS.....................................           100.00% $122,850,528
                                                         ========  ============

--------
* Aggregate cost for Federal income and book purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $18,223,750 or 14.83% of net assets.
LLC--Limited Liability Company
L.P.--Limited Partnership
PIK--Pay-in-Kind
Step Bond--Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2001. Maturity date disclosed is the ultimate maturity.
                      See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)


                                           Equity       Mid Cap      Optimum
                                            Fund      Value Fund   Growth Fund
                                        ------------  -----------  -----------
  Assets:
   Investments, at cost -- see
    accompanying
    Schedule of Investments...........  $113,349,507  $58,542,230  $43,604,813
                                        ============  ===========  ===========
   Investments, in securities, at
    value
    (excluding Repurchase Agreements)
    (Note 1a).........................  $ 98,029,873  $53,409,934  $39,935,645
   Repurchase agreements, at value
    (Note 1e).........................            --    4,382,000    3,005,000
   Cash...............................            --        7,770       29,948
   Dividends receivable...............       109,013       34,443       19,277
   Interest receivable................            --        1,041          714
   Receivable for investment
    securities sold...................     2,999,650           --           --
   Receivable for fund shares sold....        30,500       10,574        2,493
   Deferred organization expenses
    (note 1f).........................            --           --        1,218
   Other assets.......................         2,086        3,449        1,444
                                        ------------  -----------  -----------
   Total assets.......................   101,171,122   57,849,211   42,995,739
  Liabilities:
   Payable for investments purchased..        17,933    1,531,980           --
   Payable for fund shares redeemed...            --           --          133
   Investment advisory fees payable
    (Note 2a).........................        13,591           --       10,061
   Administration fees payable (Note
    2b)...............................        12,848       56,435       16,900
   Administrative servicing fees
    payable (Note 2d).................            24       12,740       24,748
   Trustees' fees and expenses payable
    (Note 2f).........................         5,749          101        2,571
   Due to custodian bank..............     1,527,032           --           --
   Accrued expenses and other
    liabilities.......................        19,644       42,545      181,851
                                        ------------  -----------  -----------
   Total liabilities..................     1,596,821    1,643,801      236,264
                                        ------------  -----------  -----------
  Net Assets..........................  $ 99,574,301  $56,205,410  $42,759,475
                                        ============  ===========  ===========
  Net Assets Consist of:
   Par value .........................  $        129  $        52  $        40
   Paid-in capital in excess of par
    value.............................   104,920,665   56,761,160   46,229,272
   Undistributed (distributions in
    excess of) net investment income..       153,873       62,537      (75,136)
   Accumulated net realized gain
    (loss) on investments.............     9,819,268      131,957   (2,730,533)
   Unrealized (depreciation) of
    investments and foreign currency
    translations......................   (15,319,634)    (750,296)    (664,168)
                                        ------------  -----------  -----------
  Net Assets..........................  $ 99,574,301  $56,205,410  $42,759,475
                                        ============  ===========  ===========
  Net Assets:
   Institutional Shares...............  $ 99,574,301  $44,487,484  $34,387,313
   Shares.............................            --   11,717,926    8,372,162
  Shares outstanding (Unlimited number
   of $0.00001 par value shares
   authorized for each Fund):
   Institutional Shares...............    12,899,739    4,165,111    3,174,380
   Shares.............................            --    1,094,978      784,498
  Net Asset Value Per Share (net
   assets/shares outstanding):
   Institutional Shares...............  $       7.72  $     10.68  $     10.83
                                        ============  ===========  ===========
   Shares.............................  $         --  $     10.70  $     10.67
                                        ============  ===========  ===========

                       See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Assets and Liabilities -- (continued)
September 30, 2001 (Unaudited)


                                          Total Return  International      High
                               Income         Bond         Equity         Yield
                                Fund          Fund          Fund           Fund
                            ------------  ------------  -------------  ------------
  Assets:
   Investments, at cost --
     see accompanying
    Schedule of
    Investments...........  $106,659,859  $331,617,925  $ 73,017,512   $131,217,542
                            ============  ============  ============   ============
   Investments, in
    securities, at value
    (excluding repurchase
    agreements) (Note 1a).  $109,794,963  $343,574,773  $ 51,062,182   $114,991,372
   Repurchase agreements,
    at value (Note 1e)....            --            --     1,891,000             --
   Foreign currency at
    value (Cost $575,306).            --            --       576,292             --
   Cash...................            --       277,697            --         58,321
   Dividends receivable...            --            --        85,583             --
   Interest receivable....       793,866     2,904,498           449      4,311,728
   Receivable for
    investment securities
    sold..................            --            --            --     10,701,640
   Receivable for fund
    shares sold...........            --        26,495         8,995         75,599
   Foreign withholding tax
    receivable............            --            --        71,583             --
   Other assets...........            --         8,883         4,346          6,089
                            ------------  ------------  ------------   ------------
   Total Assets...........   110,588,829   346,792,346    53,700,430    130,144,749
  Liabilities:
   Payable for investments
    purchased.............            --    25,814,855       170,915      5,636,779
   Payable for fund shares
    redeemed..............            --        20,967         8,382         57,996
   Dividends payable......       485,943     1,446,140            --      1,377,308
   Investment Advisory
    fees payable (Note
    2a)...................        46,389       111,529            --         80,001
   Administration
    servicing fees payable
    (Note 2b).............        12,590        37,446        38,075          1,817
   Administrative fees
    payable (Note 2d).....            45           805           136            588
   Trustees' fees and
    expenses payable (Note
    2f)...................         3,051         8,550         1,428          2,143
   Due to custodian bank..     1,670,666            --            25             --
   Accrued expenses and
    other payables........        10,887        45,336        41,578        137,589
                            ------------  ------------  ------------   ------------
   Total liabilities......     2,229,571    27,485,628       260,539      7,294,221
                            ------------  ------------  ------------   ------------
  Net Assets..............  $108,359,258  $319,306,718  $ 53,439,891   $122,850,528
                            ============  ============  ============   ============
  Net Assets Consist of:
   Par value..............  $        152  $        419  $         99   $        194
   Paid-in capital in
    excess of par value...   104,853,645   308,138,761    77,052,595    138,089,720
   Undistributed
    (distributions in
    excess of) net
    investment income.....       (56,662)      (41,703)      200,734        (28,468)
   Accumulated net
    realized gain (loss)
    on investments........       427,019      (747,607)   (3,750,812)     1,015,252
   Unrealized appreciation
    (depreciation) of
    investments and
    foreign currency
    translations..........     3,135,104    11,956,848   (20,062,725)   (16,226,170)
                            ------------  ------------  ------------   ------------
  Net Assets..............  $108,359,258  $319,306,718  $ 53,439,891   $122,850,528
                            ============  ============  ============   ============
  Net Assets:
   Institutional Shares...  $108,359,258  $319,306,718  $ 53,439,891   $ 22,611,787
   Shares.................            --            --            --    100,238,741
  Shares outstanding
   (Unlimited number of
   $0.00001 par value
   shares authorized for
   each Fund):
   Institutional Shares...    15,140,595    41,845,089     9,927,621      3,561,677
   Shares.................            --            --            --     15,797,938
  Net Asset Value Per
   Share (net assets /
   shares outstanding):
   Institutional Shares...  $       7.16  $       7.63  $       5.38   $       6.35
                            ============  ============  ============   ============
   Shares.................  $         --  $         --  $         --   $       6.35
                            ============  ============  ============   ============

                       See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Operations
Six Months Ended September 30, 2001 (Unaudited)


                                                Mid Cap                             Total Return  International      High
                                   Equity        Value       Optimum      Income        Bond         Equity         Yield
                                    Fund         Fund      Growth Fund     Fund         Fund          Fund           Fund
                                ------------  -----------  -----------  ----------  ------------  -------------  ------------
  Investment Income:
   Dividend income...........   $    678,599  $   275,968  $   128,019  $       --  $        --   $    756,866   $         --
   Interest income...........         25,161       53,070       23,050   3,413,672    9,833,418         56,950      7,647,700
   Less: Foreign taxes
    withheld.................        (1,616)           --           --          --           --        (53,249)            --
                                ------------  -----------  -----------  ----------  -----------   ------------   ------------
   Total Income..............        702,144      329,038      151,069   3,413,673    9,833,418        760,567      7,647,700
  Expenses (Note 1g):
   Investment advisory fees
    (Note 2a)................        406,815      175,951      171,885     348,042    1,013,804        341,422        435,480
   Administration fees
    (Note 2b)................         95,132       41,145       40,413      81,389      237,075         68,285         76,364
   Custodian fees............         18,977       10,059        8,586      14,445       39,371         51,004         18,607
   Registration and filing
    fees.....................         11,622       20,497       24,070       6,286       13,294         10,875         19,358
   Legal and audit fees......          7,677        2,720        1,890       5,592       14,210          3,843          4,985
   Trustees' fees and
    expenses (Note 2f).......          7,405        1,790        2,770       4,566       13,011          3,110          2,157
   Prospectus and shareholder
    reports..................          7,400        3,665        6,601       3,619       12,912          6,485          5,097
   Shareholder servicing agent
    fees.....................          6,351        7,225       25,969       5,246        7,099          6,810          2,799
   Insurance expense.........          1,335          324          633         535          661            756             --
   Administrative servicing
    fees (Note 2d)...........             24        1,746       31,607         422        3,033            398         37,652
   Amortization of
    organization expense
    (Note 1f)................             --           35           35          --           --             --             --
   Distribution fees --
    Shares (Note 2e).........             --        8,210       14,344          --           --             --        107,386
   Miscellaneous.............          2,000        1,615        1,220       2,185        5,455          3,594          1,084
                                ------------  -----------  -----------  ----------  -----------   ------------   ------------
   Total Expenses............        564,738      274,982      330,023     472,327    1,359,925        496,582        710,969
   Less: Waiver of fees
    (Note 2).................       (120,309)     (50,367)    (103,818)   (204,722)    (581,320)      (189,300)      (168,979)
                                ------------  -----------  -----------  ----------  -----------   ------------   ------------
   Net Expenses..............        444,429      224,615      226,205     267,605      778,605        307,282        541,990
                                ------------  -----------  -----------  ----------  -----------   ------------   ------------
  Net Investment Income
   (Loss)....................        257,715      104,423      (75,136)  3,146,068    9,054,813        453,285      7,105,710
                                ------------  -----------  -----------  ----------  -----------   ------------   ------------
  Realized and Unrealized
   Gain (Loss) (Note 1):
   Net realized gain (loss)
    on security transactions.      4,530,054   (1,638,850)     (74,528)    810,712    5,044,592     (3,691,983)        (3,766)
   Net realized gain on
    foreign currency
    transactions.............             --           --           --          --           --         10,610             --
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    year.....................    (18,024,124)  (5,850,969)  (7,869,962)  1,417,081    2,380,486     (9,752,738)   (15,470,275)
                                ------------  -----------  -----------  ----------  -----------   ------------   ------------
  Net Realized and Unrealized
   Gain (Loss)...............    (13,494,070)  (7,489,819)  (7,944,490)  2,227,793    7,425,078    (13,434,111)   (15,474,041)
                                ------------  -----------  -----------  ----------  -----------   ------------   ------------
  Net Increase (Decrease) in
   Net Assets Resulting from
   Operations................   $(13,236,355) $(7,385,396) $(8,019,626) $5,373,861  $16,479,891   $(12,980,826)  $ (8,368,331)
                                ============  ===========  ===========  ==========  ===========   ============   ============

                       See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Changes in Net Assets

                                      Equity Fund              Mid Cap Value Fund         Optimum Growth Fund
                               ---------------------------  -------------------------  --------------------------
                                Six Months                   Six Months                 Six Months
                                   Ended                        Ended                      Ended
                               September 30,   Year Ended   September 30, Year Ended   September 30,  Year Ended
                                   2001        March 31,        2001       March 31,       2001        March 31,
                                (Unaudited)       2001       (Unaudited)     2001       (Unaudited)      2001
                               -------------  ------------  ------------- -----------  -------------  -----------
  Operations:
   Net investment income
    (loss)...................  $    257,715   $    276,350   $   104,423  $ 1,016,313  $    (75,136)  $  (305,451)
   Net realized gain (loss)
    on investments...........     4,530,054     27,086,810    (1,638,850)  18,900,997       (74,528)    5,758,275
   Change in unrealized
    appreciation/depreciation
    of investments during the
    year.....................   (18,024,124)   (81,535,607)   (5,850,969) (21,861,799)   (7,869,962)  (54,320,294)
                               ------------   ------------   -----------  -----------  ------------   -----------
    Net decrease in net
     assets resulting from
     operations..............   (13,236,355)   (54,172,447)   (7,385,396)  (1,944,489)   (8,019,626)  (48,867,470)
  Distributions to
   Shareholders:
   From net investment income
   Institutional Shares......      (166,368)      (213,824)      (58,943)    (990,315)           --            --
   Shares....................            --             --        (2,692)      (6,855)           --           (37)
   From net realized gains
   Institutional Shares......            --    (44,444,856)           --  (17,700,442)           --   (13,038,399)
   Shares....................            --             --            --     (314,502)           --    (3,877,457)
   In excess of net realized
    gains
   Institutional Shares......            --             --            --           --            --    (1,931,245)
   Shares....................            --             --            --           --                    (574,067)
                               ------------   ------------   -----------  -----------  ------------   -----------
    Total distributions to
     shareholders............      (166,368)   (44,658,680)      (61,635) (19,012,114)           --   (19,421,205)
                               ------------   ------------   -----------  -----------  ------------   -----------
  Transactions in Shares of
   Beneficial Interest:
   Net proceeds from shares
    sold
   Institutional Shares......    10,851,854     57,762,513    11,545,721   15,972,741     4,805,288    23,296,172
   Shares....................            --             --    12,192,175    2,355,993       812,528    10,281,236
   Reinvestment of dividends
   Institutional Shares......            25          2,778           158        4,939            --     3,660,214
   Shares....................            --             --           963      311,343            --     2,698,375
   Cost of shares redeemed
   Institutional Shares......   (20,447,932)   (47,962,135)   (2,344,080)  (8,404,642)   (5,954,367)  (17,986,329)
   Shares....................            --             --    (1,106,396)    (234,118)   (4,126,642)   (6,274,198)
                               ------------   ------------   -----------  -----------  ------------   -----------
    Net increase (decrease)
     in net assets from
     beneficial interest
     transactions............    (9,596,053)     9,803,156    20,288,541   10,006,256    (4,463,193)   15,675,470
                               ------------   ------------   -----------  -----------  ------------   -----------
    Total Increase
     (Decrease) in Net
     Assets..................   (22,998,776)   (89,027,971)   12,841,510  (10,950,347)  (12,482,819)  (52,613,205)
  Net Assets:
   Beginning of period.......   122,573,077    211,601,048    43,363,900   54,314,247    55,242,294   107,855,499
                               ------------   ------------   -----------  -----------  ------------   -----------
   End of period(a)..........  $ 99,574,301   $122,573,077   $56,205,410  $43,363,900  $ 42,759,475   $55,242,294
                               ============   ============   ===========  ===========  ============   ===========
  Capital Share Transactions:
   Shares sold
   Institutional Shares......     1,225,002      4,934,587       929,521    1,355,482       392,022     1,110,345
   Shares....................            --             --       987,278      168,305        60,687       457,035
   Shares issued for dividend
    reinvestment
   Institutional Shares......             3            255            13          439            --       192,846
   Shares....................            --             --            77       27,923            --       144,067
   Shares redeemed
   Institutional Shares......    (2,346,060)    (3,020,168)     (189,207)    (463,082)     (419,661)     (887,158)
   Shares....................            --             --       (90,183)     (14,188)     (300,279)     (295,619)
                               ------------   ------------   -----------  -----------  ------------   -----------
  Net Increase (Decrease) in
   Shares Outstanding........    (1,121,055)     1,914,674     1,637,499    1,074,879      (267,231)      721,516
                               ============   ============   ===========  ===========  ============   ===========
 --------
  (a) Including undistributed
      (distributions in
      excess of) net
      investment income......  $    153,873   $     62,526   $    62,537  $    19,749  $    (75,136)           --

                       See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Changes in Net Assets -- (continued)


                            Income Fund             Total Return Bond Fund     International Equity Fund
                     ---------------------------  ---------------------------  ---------------------------
                      Six Months                   Six Months                   Six Months
                         Ended                        Ended                        Ended
                     September 30,   Year Ended   September 30,   Year Ended   September 30,   Year Ended
                         2001        March 31,        2001        March 31,        2001        March 31,
                      (Unaudited)       2001       (Unaudited)       2001       (Unaudited)       2001
                     -------------  ------------  -------------  ------------  -------------  ------------
 Operations:
 Net investment
  income...........  $  3,146,068   $  6,595,879  $  9,054,813   $ 17,571,999  $    453,285   $    186,917
 Net realized gain
  (loss) on
  investments......       810,712      2,228,894     5,044,592      2,102,535    (3,691,983)    13,948,156
 Net realized gain
  (loss) on
  foreign currency
  transactions.....            --             --                           --        10,610          1,623
 Change in
  unrealized
  appreciation/
  depreciation of
  investments
  during the year..     1,417,081      3,087,294     2,380,486     15,462,908    (9,752,738)   (55,729,500)
                     ------------   ------------  ------------   ------------  ------------   ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations.....     5,373,861     11,912,067    16,479,891     35,137,442   (12,980,826)   (41,592,804)
 Distributions to
  Shareholders:
 From net
  investment
  income
  Institutional
   Shares..........    (3,177,917)    (6,556,337)   (9,156,508)   (17,559,725)     (418,773)      (154,716)
  Shares...........            --             --            --             --            --             --
 In excess of net
  investment
  income
  Institutional
   Shares..........            --        (24,906)           --             --            --             --
  Shares...........            --             --            --             --            --             --
 From net realized
  gains
  Institutional
   Shares..........            --             --            --             --    (1,981,960)   (21,263,788)
 In excess of net
  realized gains
  Institutional
   Shares..........            --             --            --             --            --             --
                     ------------   ------------  ------------   ------------  ------------   ------------
   Total
    distributions
    to
    shareholders...    (3,177,917)    (6,581,243)   (9,156,508)   (17,559,725)   (2,400,733)   (21,418,504)
                     ------------   ------------  ------------   ------------  ------------   ------------
 Transactions in
  Shares of
  Beneficial
  Interest:
 Net proceeds from
  shares sold
  Institutional
   Shares..........     1,629,867      5,357,999    34,206,795     67,731,369     2,445,115     33,482,613
  Shares...........            --             --            --             --            --             --
 Reinvestment of
  dividends
  Institutional
   Shares..........        74,487         10,217       354,809        539,326        26,342         12,274
  Shares...........            --             --            --             --            --             --
 Cost of shares
  redeemed
  Institutional
   Shares..........    (2,733,627)    (2,715,589)  (27,460,712)   (45,636,783)   (7,889,688)   (20,303,856)
  Shares...........            --             --            --             --            --             --
                     ------------   ------------  ------------   ------------  ------------   ------------
   Net increase
    (decrease) in
    net assets from
    beneficial
    interest
    transactions...    (1,029,273)     2,652,627     7,100,892     22,633,912    (5,418,231)    13,191,031
                     ------------   ------------  ------------   ------------  ------------   ------------
    Total Increase
     (Decrease) in
     Net Assets....     1,166,671      7,983,451    14,424,275     40,211,629   (20,799,790)   (49,820,277)
 Net Assets:
 Beginning of
  Period...........   107,192,587     99,209,136   304,882,443    264,670,814    74,239,681    124,059,958
                     ------------   ------------  ------------   ------------  ------------   ------------
 End of Period(a)..  $108,359,258   $107,192,587  $319,306,718   $304,882,443  $553,439,891    $74,239,681
                     ============   ============  ============   ============  ============   ============
 Capital Share
  Transactions:
 Shares sold
  Institutional
   Shares..........       232,406        778,175     4,608,537      9,423,873       398,170      3,507,500
  Shares...........            --             --            --             --            --             --
 Shares issued for
  dividend
  reinvestment
  Institutional
   Shares..........        10,585          1,458        47,517         75,115         4,087          1,253
  Shares...........            --             --            --             --            --             --
 Shares redeemed
  Institutional
   Shares..........      (385,867)      (397,051)   (3,682,122)    (6,406,940)   (1,192,431)    (1,790,710)
  Shares...........            --             --            --             --            --             --
                     ------------   ------------  ------------   ------------  ------------   ------------
 Net Increase
  (Decrease) in
  Shares
  Outstanding......      (142,876)       382,582       973,932      3,092,048      (790,174)     1,718,043
                     ============   ============  ============   ============  ============   ============
                          High Yield Fund*
                     ----------------------------
                      Six Months
                         Ended
                     September 30,  Period Ended
                         2001        March 31,
                      (Unaudited)       2001
                     -------------- -------------
 Operations:
 Net investment
  income...........    $7,105,710   $ 1,366,910
 Net realized gain
  (loss) on
  investments......        (3,766)    1,019,018
 Net realized gain
  (loss) on
  foreign currency
  transactions.....                          --
 Change in
  unrealized
  appreciation/
  depreciation of
  investments
  during the year..   (15,470,275)     (755,895)
                     -------------- -------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations.....    (8,368,331)    1,630,033
 Distributions to
  Shareholders:
 From net
  investment
  income
  Institutional
   Shares..........    (1,512,933)     (404,126)
  Shares...........    (5,592,777)     (962,784)
 In excess of net
  investment
  income
  Institutional
   Shares..........        (5,617)           --
  Shares...........       (22,851)           --
 From net realized
  gains
  Institutional
   Shares..........            --            --
 In excess of net
  realized gains
  Institutional
   Shares..........            --            --
                     -------------- -------------
   Total
    distributions
    to
    shareholders...    (7,134,178)   (1,366,910)
                     -------------- -------------
 Transactions in
  Shares of
  Beneficial
  Interest:
 Net proceeds from
  shares sold
  Institutional
   Shares..........     8,793,651    18,250,149
  Shares...........    63,230,170    59,856,423
 Reinvestment of
  dividends
  Institutional
   Shares..........        22,177         2,136
  Shares...........       470,417        84,198
 Cost of shares
  redeemed
  Institutional
   Shares..........      (963,355)     (561,080)
  Shares...........    (8,732,387)   (2,362,585)
                     -------------- -------------
   Net increase
    (decrease) in
    net assets from
    beneficial
    interest
    transactions...    62,820,673    75,269,241
                     -------------- -------------
    Total Increase
     (Decrease) in
     Net Assets....    47,318,164    75,532,364
 Net Assets:
 Beginning of
  Period...........    75,532,364            --
                     -------------- -------------
 End of Period(a)..  $122,850,528   $75,532,364
                     ============== =============
 Capital Share
  Transactions:
 Shares sold
  Institutional
   Shares..........     1,236,660     2,535,567
  Shares...........     9,027,541     8,249,273
 Shares issued for
  dividend
  reinvestment
  Institutional
   Shares..........         3,201           294
  Shares...........        67,865        11,494
 Shares redeemed
  Institutional
   Shares..........      (137,987)      (76,058)
  Shares...........    (1,239,165)     (319,070)
                     -------------- -------------
 Net Increase
  (Decrease) in
  Shares
  Outstanding......     8,958,115    10,401,500
                     ============== =============
 -------
 (a) Including
     undistributed
     (distributions
     in excess of)
     net investment
     income........  $    (56,662)  $    (24,813) $    (41,703)  $     59,992  $    200,734   $    166,222
 (a) Including
     undistributed
     (distributions
     in excess of)
     net investment
     income........  $    (28,468)           --

 * High Yield Fund commenced operations on October 31, 2000.
                       See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights


 Selected data for a share outstanding throughout each period are as follows:

                                                         Equity Fund
                             -----------------------------------------------------------------------
                              Six Months
                                 Ended                                                    Ten Months
                             September 30,   Year Ended  Year Ended Year Ended Year Ended   Ended
                                 2001        March 31,   March 31,  March 31,  March 31,  March 31,
                              (Unaudited)       2001        2000       1999       1998     1997(1)
                             -------------   ----------  ---------- ---------- ---------- ----------
  Net Asset Value,
   Beginning of Period....      $  8.74       $  17.48    $  14.96   $  12.69   $   9.65   $   8.93
                                -------       --------    --------   --------   --------   --------
  Investment Operations:
  Net investment income...         0.02           0.02        0.02       0.04       0.05       0.05
  Net realized and
   unrealized gain (loss)
   on investments.........        (1.03)         (4.30)       3.73       2.47       4.67       0.86
                                -------       --------    --------   --------   --------   --------
   Total From Investment
    Operations............        (1.01)         (4.28)       3.75       2.51       4.72       0.91
                                -------       --------    --------   --------   --------   --------
  Distributions:
  From net investment
   income.................        (0.01)         (0.02)      (0.03)     (0.04)     (0.06)     (0.07)
  From net realized gains.           --          (4.44)      (1.20)     (0.20)     (1.62)     (0.12)
                                -------       --------    --------   --------   --------   --------
   Total Distributions....        (0.01)         (4.46)      (1.23)     (0.24)     (1.68)     (0.19)
                                -------       --------    --------   --------   --------   --------
  Net Asset Value, End of
   Period.................      $  7.72       $   8.74    $  17.48   $  14.96   $  12.69   $   9.65
                                =======       ========    ========   ========   ========   ========
  Total Return............       (11.55)%(2)    (29.47)%     25.75%     20.13%     51.58%     10.22%(2)
                                =======       ========    ========   ========   ========   ========
  Ratios and Supplemental
   Data:
  Ratios to Average Net
   Assets
  Net Expenses............         0.70%(3)       0.70%       0.70%      0.70%      0.70%      0.70%(3)
  Gross Expenses(4).......         0.90%(3)       0.88%       0.90%      0.90%      0.90%      0.92%(3)
  Net Investment Income...         0.42%(3)       0.16%       0.13%      0.28%      0.46%      0.70%(3)
  Portfolio Turnover......           29%(3)         30%         27%        37%        26%        32%(3)
  Net Assets at end of
   Period (000's omitted).      $99,574       $122,573    $211,601   $180,110   $138,328   $118,562

 -------
 (1)   The Fund changed its fiscal year end to March 31.
 (2)   Not annualized.
 (3)  Annualized.
 (4) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.


                       See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights


 Selected data for a share outstanding throughout each period are as follows:

                                                     Mid Cap Value Fund
                             ----------------------------------------------------------------------
                              Six Months
                                 Ended                                                     June 1,
                             September 30,   Year Ended  Year Ended Year Ended Year Ended 1996* to
                                 2001        March 31,   March 31,  March 31,  March 31,  March 31,
                              (Unaudited)       2001        2000       1999       1998      1997
                             -------------   ----------  ---------- ---------- ---------- ---------
  Net Asset Value,
   Beginning of Period....      $ 11.97       $ 21.32     $ 15.33    $ 16.12    $ 11.33    $ 10.00
                                -------       -------     -------    -------    -------    -------
  Investment Operations:
  Net investment income...         0.01          0.40        0.06       0.13       0.11       0.08
  Net realized and
   unrealized gain (loss)
   on investments.........        (1.29)        (1.27)       6.34       0.52       5.59       1.31
                                -------       -------     -------    -------    -------    -------
   Total From Investment
    Operations............        (1.28)        (0.87)       6.40       0.65       5.70       1.39
                                -------       -------     -------    -------    -------    -------
  Distributions:
  From net investment
   income.................        (0.01)        (0.40)      (0.09)     (0.12)     (0.11)     (0.06)
  From net realized gains.           --         (8.08)      (0.32)     (1.32)     (0.80)        --
                                -------       -------     -------    -------    -------    -------
   Total Distributions....        (0.01)        (8.48)      (0.41)     (1.44)     (0.91)     (0.06)
                                -------       -------     -------    -------    -------    -------
  Net Asset Value, End of
   Period.................      $ 10.68       $ 11.97     $ 21.32    $ 15.33    $ 16.12    $ 11.33
                                =======       =======     =======    =======    =======    =======
  Total Return............       (10.66)%(1)    (1.99)%     41.92%      4.80%     51.67%     13.91%(1)
                                =======       =======     =======    =======    =======    =======
  Ratios and Supplemental
   Data:
  Ratios to Average Net
   Assets
  Net Expenses............         0.80%(2)      0.80%       0.80%      0.70%      0.70%      0.70%(2)
  Gross Expenses(3).......         0.99%(2)      0.96%       0.95%      0.97%      1.00%      1.12%(2)
  Net Investment Income...         0.41%(2)      2.27%       0.31%      0.87%      0.81%      0.94%(2)
  Portfolio Turnover......           11%(2)        95%         45%        55%        51%        64%(2)
  Net Assets at end of
   Period (000's omitted).      $44,487       $40,993     $53,978    $39,307    $34,766    $23,687

 -------
  *    Commencement of operations.
 (1)   Not annualized.
 (2)  Annualized.
 (3) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.



                       See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights

 Selected data for a share outstanding throughout each period are as follows:

                                                  Optimum Growth Fund
                            -------------------------------------------------------------------
                             Six Months
                                Ended         Year       Year       Year      Year     June 1,
                            September 30,     Ended      Ended      Ended     Ended   1996* to
                                2001        March 31,  March 31,  March 31, March 31, March 31,
                             (Unaudited)      2001       2000       1999      1998      1997
                            -------------   ---------  ---------  --------- --------- ---------
  Net Asset Value,
   Beginning of Period....     $ 13.11       $ 30.83    $ 27.55    $ 16.33   $ 10.19   $ 10.00
                               -------       -------    -------    -------   -------   -------
  Investment Operations:
   Net investment income
    (loss)................       (0.06)        (0.06)     (0.05)        --      0.03      0.05
   Net realized and
    unrealized gain (loss)
    on investments........       (2.22)       (12.21)      7.21      11.22      6.15      0.17
                               -------       -------    -------    -------   -------   -------
   Total From Investment
    Operations............       (2.28)       (12.27)      7.16      11.22      6.18      0.22
                               -------       -------    -------    -------   -------   -------
  Distributions:
   From net investment
    income................          --            --         --         --     (0.04)    (0.03)
   From net realized
    gains.................          --         (4.57)     (3.88)        --        --        --
   In excess of net
    realized gains........          --         (0.88)        --         --        --        --
                               -------       -------    -------    -------   -------   -------
   Total Distributions....          --         (5.45)     (3.88)        --     (0.04)    (0.03)
                               -------       -------    -------    -------   -------   -------
  Net Asset Value, End of
   Period.................     $ 10.83       $ 13.11    $ 30.83    $ 27.55   $ 16.33   $ 10.19
                               =======       =======    =======    =======   =======   =======
  Total Return............      (17.39)%(1)   (45.26)%    27.66%     68.74%    60.85%     2.23%(1)
                               =======       =======    =======    =======   =======   =======
  Ratios and Supplemental
   Data:
   Ratios to Average Net
    Assets
   Net Expenses...........        0.80 %(2)     0.80 %     0.80 %     0.71%     0.70%     0.70%(2)
   Gross Expenses(3)......        1.20 %(2)     0.95 %     0.93 %     0.93%     0.97%     1.11%(2)
   Net Investment Income..       (0.22)%(2)    (0.28)%    (0.18)%     0.00%     0.23%     0.66%(2)
   Portfolio Turnover.....          41 %(2)       46 %       44 %       22%       19%       20%(2)
   Net Assets at end of
    Period
    (000's omitted).......     $34,387       $41,994    $85,889    $88,045   $51,441   $27,183

 --------
  *   Commencement of operations.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
                       See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights

 Selected data for a share outstanding throughout each period are as follows:

                                                                   Income Fund
                                         ---------------------------------------------------------------------
                                          Six Months
                                             Ended         Year         Year      Year      Year    Ten Months
                                         September 30,     Ended        Ended     Ended     Ended     Ended
                                             2001        March 31,    March 31, March 31, March 31, March 31,
                                          (Unaudited)      2001         2000      1999      1998     1997(1)
                                         -------------   ---------    --------- --------- --------- ----------
  Net Asset Value, Beginning of Period.    $   7.01      $   6.66      $  7.00   $  7.23   $  6.90   $  6.99
                                           --------      --------      -------   -------   -------   -------
  Investment Operations:
   Net investment income (loss)........        0.21          0.43         0.41      0.40      0.44      0.38
   Net realized and unrealized gain
    (loss) on investments..............        0.15          0.35        (0.33)     0.03      0.35     (0.01)
                                           --------      --------      -------   -------   -------   -------
   Total From Investment Operations....        0.36          0.78         0.08      0.43      0.79      0.37
                                           --------      --------      -------   -------   -------   -------
  Distributions:
   From net investment income..........       (0.21)        (0.43)       (0.41)    (0.41)    (0.44)    (0.38)
   In excess of net investment income..          --            --(2)        --        --        --        --
   From net realized gains.............          --            --           --     (0.25)    (0.02)    (0.08)
   In excess of net realized gains.....          --            --        (0.01)       --        --        --
                                           --------      --------      -------   -------   -------   -------
   Total Distributions.................       (0.21)        (0.43)       (0.42)    (0.66)    (0.46)    (0.46)
                                           --------      --------      -------   -------   -------   -------
  Net Asset Value, End of Period.......    $   7.16      $   7.01      $  6.66   $  7.00   $  7.23   $  6.90
                                           ========      ========      =======   =======   =======   =======
  Total Return.........................        5.21%(3)     12.18%        1.16%     5.94%    11.78%     5.39%(3)
                                           ========      ========      =======   =======   =======   =======
  Ratios and Supplemental Data:
   Ratios to Average Net Assets
   Net Expenses........................        0.50%(4)      0.50%        0.50%     0.50%     0.50%     0.50%(4)
   Gross Expenses(5)...................        0.88%(4)      0.87%        0.90%     0.91%     0.91%     0.96%(4)
   Net Investment Income...............        5.89%(4)      6.49%        6.08%     5.57%     6.14%     6.50%(4)
   Portfolio Turnover..................          79%(4)       119%         125%      196%      190%      107%(4)
   Net Assets at end of Period
    (000's omitted)....................    $108,359      $107,193      $99,209   $67,240   $61,374   $51,082

 --------
 (1)  The Fund changed its fiscal year end to March 31.
 (2)  Amount represents less than $0.01 per share.
 (3)  Not annualized.
 (4)  Annualized.
 (5) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
                       See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights

 Selected data for a share outstanding throughout each period are as follows:


                                                       Total Return Bond Fund
                                ----------------------------------------------------------------------
                                 Six Months
                                    Ended                                                   Ten Months
                                September 30,   Year Ended Year Ended Year Ended Year Ended   Ended
                                    2001        March 31,  March 31,  March 31,  March 31,  March 31,
                                 (Unaudited)       2001       2000       1999       1998     1997(1)
                                -------------   ---------- ---------- ---------- ---------- ----------
  Net Asset Value, Beginning
   of Period..................    $   7.46       $   7.01   $   7.32   $   7.51   $   7.16   $   7.18
                                  --------       --------   --------   --------   --------   --------
  Investment Operations:
   Net investment income......        0.22           0.44       0.41       0.42       0.44       0.37
   Net realized and unrealized
    gain (loss) on
    investments...............        0.17           0.45      (0.31)      0.03       0.41       0.01
                                  --------       --------   --------   --------   --------   --------
   Total From Investment
    Operations................        0.39           0.89       0.10       0.45       0.85       0.38
                                  --------       --------   --------   --------   --------   --------
  Distributions:
   From net investment income.       (0.22)         (0.44)     (0.41)     (0.42)     (0.44)     (0.37)
   From net realized gains....          --             --         --      (0.20)     (0.06)     (0.03)
   In excess of net realized
    gains.....................          --             --         --      (0.02)        --         --
                                  --------       --------   --------   --------   --------   --------
   Total Distributions........       (0.22)         (0.44)     (0.41)     (0.64)     (0.50)     (0.40)
                                  --------       --------   --------   --------   --------   --------
  Net Asset Value, End of
   Period.....................    $   7.63       $   7.46   $   7.01   $   7.32   $   7.51   $   7.16
                                  ========       ========   ========   ========   ========   ========
  Total Return................        5.32%(2)      13.19%      1.47%      6.07%     12.21%      5.29%(2)
                                  ========       ========   ========   ========   ========   ========
  Ratios and Supplemental
   Data:
  Ratios to Average Net Assets
   Net Expenses...............        0.50%(3)       0.50%      0.50%      0.50%      0.50%      0.50%(3)
   Gross Expenses(4)..........        0.87%(3)       0.87%      0.88%      0.89%      0.90%      0.92%(3)
   Net Investment Income......        5.82%(3)       6.27%      5.85%      5.53%      5.95%      6.08%(3)
  Portfolio Turnover..........          94%(3)        110%       115%       234%       196%       200%(3)
  Net Assets at end of Period
   (000's omitted)............    $319,307       $304,882   $264,671   $251,614   $167,711   $138,402

 --------
  *   Commencement of operations.
 (1)  The Fund changed its fiscal year end to March 31.
 (2)  Not annualized.
 (3)  Annualized.
 (4) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
                       See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights

 Selected data for a share outstanding throughout each period are as follows:


                                                              International Equity Fund
                                         ------------------------------------------------------------------------
                                          Six Months
                                             Ended                                                     Ten Months
                                         September 30,   Year Ended  Year Ended Year Ended  Year Ended   Ended
                                             2001        March 31,   March 31,  March 31,   March 31,  March 31,
                                          (Unaudited)       2001        2000       1999        1998     1997(1)
                                         -------------   ----------  ---------- ----------  ---------- ----------
  Net Asset Value, Beginning of Period.     $  6.93       $ 13.78     $   8.45   $  9.67     $  9.03    $  8.99
                                            -------       -------     --------   -------     -------    -------
  Investment Operations:
   Net investment income...............        0.04          0.02         0.01      0.16        0.09       0.01
   Net realized and unrealized gain
    (loss) on investments..............       (1.35)        (4.39)        5.39     (0.79)       0.79       0.21
                                            -------       -------     --------   -------     -------    -------
   Total From Investment Operations....       (1.31)        (4.37)        5.40     (0.63)       0.88       0.22
                                            -------       -------     --------   -------     -------    -------
  Distributions:
   From net investment income..........       (0.04)        (0.02)       (0.03)    (0.16)      (0.07)     (0.06)
   In excess of net investment income..          --            --           --        --       (0.02)     (0.03)
   From net realized gains.............          --         (2.46)       (0.04)    (0.30)      (0.15)     (0.09)
   In excess of net realized gains.....       (0.20)           --           --     (0.13)         --         --
                                            -------       -------     --------   -------     -------    -------
   Total Distributions.................       (0.24)        (2.48)       (0.07)    (0.59)      (0.24)     (0.18)
                                            -------       -------     --------   -------     -------    -------
  Net Asset Value, End of Period.......     $  5.38       $  6.93     $  13.78   $  8.45     $  9.67    $  9.03
                                            =======       =======     ========   =======     =======    =======
  Total Return.........................      (19.52)%(2)   (36.32)%      64.29%    (6.60)%      9.90%      2.41%(2)
                                            =======       =======     ========   =======     =======    =======
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses........................        0.90%(3)      0.90%        0.90%     0.90%       0.90%      0.90%(3)
   Gross Expenses(4)...................        1.45%(3)      1.41%        1.45%     1.53%       1.43%      1.49%(3)
   Net Investment Income...............        1.34%(3)      0.20%        0.11%     1.18%       1.05%      0.45%(3)
  Portfolio Turnover...................          46%(3)        52%          43%      107%         52%        45%(3)
  Net Assets at end of Period
   (000's omitted).....................     $53,440       $74,240     $124,060   $78,802     $40,436    $38,470

 --------
 (1)  The Fund changed its fiscal year end to March 31.
 (2)  Not annualized.
 (3)  Annualized.
 (4) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.

                       See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights

 Selected data for a share outstanding throughout each period are as follows:

                                                        High Yield Fund
                                                  -----------------------------
                                                  Six Months Ended  October 31,
                                                   September 30,     2000* to
                                                       2001          March 31,
                                                    (Unaudited)        2001
                                                  ----------------  -----------
  Net Asset Value, Beginning of Period..........      $  7.26         $  7.00
                                                      -------         -------
  Investment Operations:
   Net investment income........................         0.46            0.28
   Net realized and unrealized gain (loss) on
    investments.................................        (0.91)           0.26
                                                      -------         -------
   Total From Investment Operations.............        (0.45)           0.54
                                                      -------         -------
  Distributions:
   From net investment income...................        (0.46)          (0.28)
                                                      -------         -------
   Total Distributions..........................        (0.46)          (0.28)
                                                      -------         -------
  Net Asset Value, End of Period................      $  6.35         $  7.26
                                                      =======         =======
  Total Return..................................        (6.50)%(1)       7.88%(1)
                                                      =======         =======
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses.................................         0.80%(2)        0.80%(2)
   Gross Expenses(3)............................         1.10%(2)        1.22%(2)
   Net Investment Income........................        13.24%(2)        9.63%(2)
  Portfolio Turnover............................          415%(2)         169%(2)
  Net Assets at end of Period (000's omitted)...      $22,612         $17,862

 --------
  *   Commencement of operations.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.

                       See Notes to Financial Statements.

                             Excelsior Funds Trust

                   Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

  Excelsior Funds Trust (the "Trust"), formerly Excelsior Institutional Trust, is a business trust organized under the laws of the State of Delaware on May 11, 1994. The Trust is registered under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933 as an open-end diversified management investment company. The Trust currently offers shares in the following seven funds (each a "Fund", collectively, the "Funds"), each having its own investment objectives and policies: Excelsior Equity Fund ("Equity Fund"), Excelsior Mid Cap Value Fund ("Mid Cap Value Fund" formerly Excelsior Value Equity Fund), Excelsior Optimum Growth Fund ("Optimum Growth Fund"), Excelsior Income Fund ("Income Fund"), Excelsior Total Return Bond Fund ("Total Return Bond Fund"), Excelsior International Equity Fund ("International Equity Fund") and Excelsior High Yield Fund ("High Yield Fund"). With regard to Mid Cap Value Fund, Optimum Growth Fund, International Equity Fund and High Yield Fund, the Trust offers two classes of shares: Institutional Shares and Shares. As of September 30, 2001, the International Equity Fund had not issued Shares. The Financial Highlights of the Shares are presented in separate annual reports.

  The following is a summary of the significant accounting policies of the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Funds adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolios' financial statements.

  a) Valuation of Investments -- Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Funds' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

  All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees.

                             Excelsior Funds Trust

Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Funds' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

  b) Forward foreign currency exchange contracts -- The International Equity Fund's participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  c) Security transactions and investment income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

  d) Dividends to Shareholders -- Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid as follows: For the Equity Fund, Mid Cap Value Fund and Optimum Growth Fund, dividends will be declared and paid at least quarterly; for the Income Fund, Total Return Bond Fund and High Yield Fund, dividends will be declared daily and paid monthly; and for the International Equity Fund, dividends will be declared and paid at least once a year. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust not to distribute such gain.

  Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign

                             Excelsior Funds Trust
investment companies, deferral of losses on wash sales, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

  In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  e) Repurchase agreements -- The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

  If the value of the underlying security falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in the connection with the disposition of the underlying securities or loss to the extent that proceeds from the sale of the underlying securities were less than the repurchase price under the agreement.

  f) Deferred Organization Expense -- Expenses incurred prior to June 30, 1998 by the Mid Cap Value and Optimum Growth Funds, in connection with their organization, are being amortized on a straight line basis over a five year period.

  g) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.

  h) Federal Income Taxes -- It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

  At March 31, 2001, the following Funds had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expirations dates:

                                                 Expiration Date Expiration Date
                                                    March 31,       March 31,
                                                      2008            2009
                                                 --------------- ---------------
Income Fund.....................................   $  469,000       $     --
Total Return Bond Fund..........................    4,838,000        775,000

  To the extent that such carryforwards are utilized, no capital gain distributions will be made.

                             Excelsior Funds Trust

  At September 30, 2001, the aggregate cost and gross unrealized appreciation and gross unrealized depreciation in the value of investments owned by the Funds, as computed on a federal tax basis, were as follows:

                                         Mid Cap      Optimum                   Total Return  International      High
                         Equity Fund   Value Fund   Growth Fund   Income Fund    Bond Fund     Equity Fund    Yield Fund
                         ------------  -----------  ------------  ------------  ------------  -------------  ------------
Aggregate cost.......... $113,349,507  $58,542,230  $ 43,604,813  $106,659,859  $331,617,925  $ 73,017,512   $131,217,542
                         ============  ===========  ============  ============  ============  ============   ============
Gross unrealized
 appreciation........... $ 10,999,695  $ 6,774,928  $ 12,017,800  $  3,264,486  $ 12,183,601  $  1,415,588   $  1,222,058
                         ------------  -----------  ------------  ------------  ------------  ------------   ------------
Gross unrealized
 depreciation...........  (26,319,329)  (7,525,224)  (12,681,968)     (129,382)     (226,753)  (21,479,918)   (17,448,228)
                         ------------  -----------  ------------  ------------  ------------  ------------   ------------
Net unrealized
 appreciation
 (depreciation)......... $(15,319,634) $  (750,296) $   (664,168) $  3,135,104  $ 11,956,848  $(20,064,330)  $(16,226,170)
                         ============  ===========  ============  ============  ============  ============   ============

  i) With regard to the International Equity Fund, a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. For the six months ended September 30, 2001, no redemption fees were incurred.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions:

  a) United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each of Equity Fund, Mid Cap Value Fund, Optimum Growth Fund, Income Fund and Total Return Bond Fund, 1.00% of the average daily net assets of International Equity Fund and 0.80% of the average daily net assets of High Yield Fund.

  U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of the The Charles Schwab Corporation ("Schwab").

  b) U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Administrative Services, ("FAS") a wholly-owned subsidiary of Federated Investors, Inc., (collectively, the "Administrators") provide administrative services to the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Funds (excluding International Equity Fund), Excelsior Funds, Inc. (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees,

                             Excelsior Funds Trust
computed daily and paid monthly, based on the average daily net assets of the International Equity Fund at an annual rate of 0.20%. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FAS served as the Trust's administrators pursuant to administration agreements substantially similar to those currently in effect for the Trust. Effective June 4, 2001, and until further notice to the Trust, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of .04% of the average daily net assets of each Fund. For the six months ended September 30, 2001, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

Equity Fund........................................................... $ 41,571
Mid Cap Value Fund.................................................... $ 18,486
Optimum Growth Fund................................................... $ 17,408
Income Fund........................................................... $ 35,964
Total Return Bond Fund................................................ $104,956
International Equity Fund............................................. $ 39,229
High Yield Fund....................................................... $ 37,649

  c) From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Funds for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2002, to the extent necessary to keep total operating expenses from exceeding the following annual percentage of each Fund's average daily net assets:

Equity Fund............................................................... 0.70%
Mid Cap Value Fund--Institutional Shares.................................. 0.80%
Optimum Growth Fund--Institutional Shares................................. 0.80%
Income Fund............................................................... 0.50%
Total Return Bond Fund.................................................... 0.50%
International Equity Fund--Institutional Shares........................... 0.90%
High Yield Fund--Institutional Shares..................................... 0.80%
Mid Cap Value Fund--Shares................................................ 1.05%
Optimum Growth Fund--Shares............................................... 1.05%
High Yield Fund--Shares................................................... 1.05%

                             Excelsior Funds Trust

  For the six months ended September 30, 2001, U.S. Trust waived investment advisory fees in the following amounts:

Equity Fund........................................................... $105,236
Mid Cap Value Fund.................................................... $ 46,894
Optimum Growth Fund................................................... $101,947
Income Fund........................................................... $191,228
Total Return Bond Fund................................................ $641,662
International Equity Fund............................................. $181,264
High Yield Fund....................................................... $131,327

  d) The Trust, on behalf of the Funds, has entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange or redemption requests; transmitting and receiving funds in connection with customers orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust amounted to $42,996 for the six months ended September 30, 2001. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each Fund in an amount equal to the administrative services fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2001, U.S. Trust waived investment advisory fees in amounts equal to the administrative servicing fees for the Funds as follows:

Mid Cap Value Fund...................................................... $ 3,473
Optimum Growth Fund..................................................... $ 1,871
High Yield Fund......................................................... $37,652

  e) Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distributor") serves as the Trust's distributor. Under the Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, the Shares of the Mid Cap Value Fund, Optimum Growth Fund, International Equity Fund and High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Shares. Effective August 1, 2001, until further notice, the Trust has voluntarily agreed to stop charging fees under the Distribution plan.

  f) Effective September 5, 2001, independent Trustees receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. The Chairman of the Board receives an additional annual fee of $5,000. Each Trustee serving on the Nominating

                             Excelsior Funds Trust

Committee of the Trust receives an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Prior to September 5, 2001, independent Trustees received an annual fee of $4,000, plus a meeting fee of $250 for each meeting attended. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. The Chairman of the Board received an additional annual fee of $5,000. Each Trustee serving on the Nominating Committee of the Trust also received an annual fee of $1,000 for services in connection with this committee.

3. Purchases and Sales of Investment Securities:

  a) Investment transactions (excluding short-term investments) for the six months ended September 30, 2001 were as follows:

                                                        Cost of      Proceeds
                                                       Purchases    From Sales
                                                      ------------ ------------
Equity Fund.......................................... $ 17,863,453 $ 28,652,111
Mid Cap Value Fund................................... $ 22,241,922 $  2,945,448
Optimum Growth Fund.................................. $ 10,640,007 $ 16,398,133
Income Fund.......................................... $ 28,996,919 $ 32,326,551
Total Return Bond Fund............................... $ 67,928,968 $ 81,287,734
International Equity Fund............................ $ 14,724,861 $ 17,210,336
High Yield Fund...................................... $246,041,216 $200,614,757

  b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the six months ended September 30, 2001 were as follows:

                                                        Cost of    Proceeds From
                                                       Purchases       Sales
                                                      ------------ -------------
Income Fund.......................................... $ 19,457,930  $ 9,389,525
Total Return Bond Fund............................... $114,921,907  $60,987,724

4. Line of Credit:

  The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter. For the six months ended September 30, 2001, the Funds had no borrowings under the agreement.